Offsets	Nov. 24, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NANO-X IMAGING LTD
Form or Filing Type	F-3
File Number	333-271688
Initial Filing Date	Apr. 22, 2024
Fee Offset Claimed	$ 2,071.50
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, par value NIS 0.01 per share
Unsold Securities Associated with Fee Offset Claimed	3,826,530
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 159,398,038.30
Termination / Withdrawal Statement	On May 3, 2023, the Registrant filed a Registration Statement on Form F-3 (File No. 333-271593) (the “Initial Registration Statement”), which registered the offer and sale of up to 40,000,000 ordinary shares of the Registrant (the “Primary Securities”) and 4,869,909 of the Secondary Shares, of which all such securities remained unsold as of May 5, 2023, when the Registrant filed a Registration Statement on Form F-3ASR (File No. 333-271688), in connection with such securities (the “Second Registration Statement”). Pursuant to Rule 457(p) under the Securities Act, the Registrant applied $5,230.30 of the registration fee previously paid in connection with the Initial Registration Statement in connection with the unsold Secondary Shares to offset the registration fees payable in connection with the Second Registration Statement. On July 26, 2023, the Registrant registered and sold 2,142,858 ordinary shares and warrants to purchase up to 2,142,858 of the Registrant’s ordinary shares pursuant to the Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the Registrant applied $6,654.51 of the registration fee previously paid in connection with the Initial Registration Statement with respect to 4,285,716 unsold Primary Securities to offset the registration fees payable in connection with the sale of such securities. On April 22, 2024, the Registrant filed a post-effective amendment to the Second Registration Statement (the “Amended Registration Statement”). Pursuant to Rule 457(p) under the Securities Act, the Registrant applied $17,565.66 of the registration fee previously paid in connection with the Initial Registration Statement in connection with the 35,714,284 of the Primary Securities (the “Unsold Securities”) to offset the registration fees that were payable in connection with the registration of securities on the Amended Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Initial Registration Statement was withdrawn as of the date of effectiveness of the Second Registration Statement. Pursuant to 457(p) under the Securities Act, the Registrant hereby applies the fees previously paid to this offering.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NANO-X IMAGING LTD
Form or Filing Type	F-3
File Number	333-271688
Filing Date	Apr. 22, 2024
Fee Paid with Fee Offset Source	$ 17,565.66